UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549


Form 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 9/30/10

Check here if Amendment [ ]; Amendment Number: _____.
This Amendment (Check only one.):[ ] is a restatement.
						   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:	Moon Capital Management, LLC
Address:	2103 Riverview Tower
		900 South Gay Street
		Knoxville, TN  37902

Form 13F File Number:  28-12677

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:		Poppy Harper
Phone:		865-546-1234

Signature, Place and Date of Signing:

____________	______________________	_________________
(Signature)	(City, State)			(Date)

Report Type (Check only one.):

[ X] 	13F HOLDINGS REPORT

[    ]	13F NOTICE

[    ]	13F COMBINATION REPORT
FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers: 	0

Form 13F Information Table Entry Total:	83

Form 13F Information Table Value Total:	67,716,847


         Form 13F Information Table
       Moon Capital Management, LLC
        13F CIK Number: 0001410588
              September 30, 2010


<c>NAME OF ISSUER                       <c>TITLE OF CL<c>CUSIP    <c>VALUE   <c>SHRS or P<c>INVESTMENT DI<c>OTHER MA<c>VOTING AUTH
FHLB                                    Fixed Income  3133XQCH3        204   200,000           Sole            -        Sole
5.000% Due 03-28-18
FHLB                                    Fixed Income  3133XVK91        301   300,000           Sole            -        Sole
2.000% Due 11-19-12
FHLB                                    Fixed Income  3133XXAG2        253   250,000           Sole            -        Sole
3.300% Due 03-17-16
FHLB step - 1.625% 9/11, 2% 9/          Fixed Income  313370ZQ4        200   200,000           Sole            -        Sole
1.250% Due 09-28-17
FHLMC                                   Fixed Income  3128X9TF7        304   300,000           Sole            -        Sole
5.000% Due 01-19-22
FHLMC, 3%-'11, 3.5%-'12, 4%-'1          Fixed Income  3133F4PP0        478   475,000           Sole            -        Sole
2.500% Due 03-15-18
FHLMC, steps to 3% 7/12, 4% 7/          Fixed Income  3134G1KK9        494   490,000           Sole            -        Sole
2.000% Due 07-14-20
FHLMC, steps to 3% 7/12, 4.25%          Fixed Income  3134G1LK8        253   250,000           Sole            -        Sole
2.000% Due 07-27-18
FHLMC, steps to 3.5% 4/12, 4%           Fixed Income  3128X92K5        725   725,000           Sole            -        Sole
3.000% Due 10-06-17
FNMA                                    Fixed Income  31359MGT4        254   249,000           Sole            -        Sole
6.250% Due 02-01-11
FNMA                                    Fixed Income  31359MNU3        620   575,000           Sole            -        Sole
5.250% Due 08-01-12
FNMA                                    Fixed Income  3135A05V7        200   200,000           Sole            -        Sole
5.650% Due 10-05-22
FNMA                                    Fixed Income  31398AYX4        156   150,000           Sole            -        Sole
5.125% Due 08-19-24
FNMA, steps to 3% 8/12, 4% 8/1          Fixed Income  3136FPAU1        553   550,000           Sole            -        Sole
2.000% Due 08-25-20
FNMA, steps to 3% 9/13, 4% 9/1          Fixed Income  3136FPJZ1        404   400,000           Sole            -        Sole
2.500% Due 09-29-20
FNMA, steps to 5% in 6/11               Fixed Income  3136FMYE8        301   300,000           Sole            -        Sole
2.000% Due 12-17-18
GE Capital Corp, 3 Month Libor          Fixed Income  36962G4N1        499   500,000           Sole            -        Sole
2.500% Due 08-11-15
GMAC                                    Fixed Income  3704A0E73        365   365,000           Sole            -        Sole
8.650% Due 08-15-15
JP Morgan                               Fixed Income  46625HBA7        211   210,000           Sole            -        Sole
4.500% Due 11-15-10
JP Morgan Chase                         Fixed Income  46625HAJ9        325   319,000           Sole            -        Sole
6.750% Due 02-01-11
Memphis TN Electric                     Fixed Income  586158KC0        317   315,000           Sole            -        Sole
5.000% Due 12-01-10
Memphis TN Electric                     Fixed Income  586158KW6        229   210,000           Sole            -        Sole
5.000% Due 12-01-12
Metro Nashville                         Fixed Income  5920132G0        259   255,000           Sole            -        Sole
4.500% Due 11-15-12
Roane County, TN                        Fixed Income  769773VE9      1,031   960,000           Sole            -        Sole
3.000% Due 06-01-14
AT&T                                    Equities      00206r102        498    17,412           Sole            -        Sole
American Express                        Equities      025816109      2,296    54,635           Sole            -        Sole
Avery Dennison Corp.                    Equities      053611109        230     6,200           Sole            -        Sole
BB and T Corp                           Equities      054937107        378    15,680           Sole            -        Sole
Berkshire Hathaway                      Equities      084670207      2,779    33,606           Sole            -        Sole
Berkshire Hathaway Cl A                 Equities      084670108        249         2           Sole            -        Sole
Boston Scientific Corp                  Equities      101137107      2,153   351,213           Sole            -        Sole
Cemex                                   Equities      151290889      1,497   176,133           Sole            -        Sole
Coca-Cola                               Equities      19126100         256     4,377           Sole            -        Sole
Comcast                                 Equities      20030n101      2,295   126,945           Sole            -        Sole
ConocoPhillips                          Equities      20825c104      1,826    31,801           Sole            -        Sole
Dell, Inc.                              Equities      24702r101      2,191   168,908           Sole            -        Sole
Exxon Mobil Corp.                       Equities      30231g102        568     9,195           Sole            -        Sole
General Electric                        Equities      369604103      2,334   143,635           Sole            -        Sole
Hudson City Bancorp Inc                 Equities      443683107      1,245   101,582           Sole            -        Sole
JP Morgan & Co                          Equities      46625h100      2,283    59,995           Sole            -        Sole
Johnson & Johnson                       Equities      478160104      2,716    43,836           Sole            -        Sole
Legg Mason Inc.                         Equities      524901105      1,268    41,838           Sole            -        Sole
McAfee Inc                              Equities      579064106        678    14,350           Sole            -        Sole
Microsoft                               Equities      594918104      2,218    90,560           Sole            -        Sole
Pepsico Inc                             Equities      713448108        394     5,927           Sole            -        Sole
Pfizer Inc.                             Equities      717081103      1,877   109,325           Sole            -        Sole
Plum Creek Timber Co. REIT              Equities      729251108      1,282    36,308           Sole            -        Sole
ProShares UltraShort Barclays           Equities      74347r297      2,255    37,000           Sole            -        Sole
Procter & Gamble                        Equities      742718109      2,435    40,608           Sole            -        Sole
S&P 500 Depository Receipt              Equities      78462f103        223     1,950           Sole            -        Sole
SPDR Gold Shares                        Equities      78463v107        311     2,430           Sole            -        Sole
Southern Co.                            Equities      842587107        405    10,876           Sole            -        Sole
Southwestern Energy Co.                 Equities      845467109        331     9,912           Sole            -        Sole
Swiss Reinsurance                       Equities      H84046137      2,177    49,360           Sole            -        Sole
United Technologies Corp                Equities      913017109        200     2,808           Sole            -        Sole
UnitedHealth Group                      Equities      91324p102      2,631    74,927           Sole            -        Sole
VCA Antech Inc                          Equities      918194101        208     9,880           Sole            -        Sole
Verizon Communications                  Equities      92343v104      1,181    36,244           Sole            -        Sole
Wal-Mart Stores                         Equities      931142103      2,146    40,092           Sole            -        Sole
iPath DJ AIG Natural Gas TR Su          Equities      06739H644      1,460   177,191           Sole            -        Sole
American Funds New Perspective          Equities      648018109        220     8,273           Sole            -        Sole
Columbia Acorn Fund Class Z             Equities      197199409        580    25,456           Sole            -        Sole
Columbia Acorn Select Fund Z            Equities      197199854        255    10,137           Sole            -        Sole
Heartland Value Fund                    Equities      422352831        455    12,074           Sole            -        Sole
NB Partners Fund Inv Class              Equities      641224787        273    11,166           Sole            -        Sole
Vanguard International Growth           Equities      921910204        248    13,522           Sole            -        Sole
Vanguard PrimeCap Fund                  Equities      921936100        302     4,997           Sole            -        Sole
Vanguard Wellington Fund                Equities      921935102        224     7,561           Sole            -        Sole
Vanguard Windsor Fund                   Equities      922018106        215     5,276           Sole            -        Sole
Vanguard Long-Term Tax-Exempt           Equities      922907308        322    28,479           Sole            -        Sole
Baron Asset Fund                        Equities      068278100        601    12,205           Sole            -        Sole
Heartland Value Fund                    Equities      422359109        117     3,105           Sole            -        Sole
Legg Mason Value Trust                  Equities      524659109        289     6,863           Sole            -        Sole
Longleaf Partners Fund                  Equities      543069405        600    23,365           Sole            -        Sole
Olstein All Cap Value Fund              Equities      681383204        520    40,847           Sole            -        Sole
Schwab S&P 500 Index Fund               Equities      808509855        501    27,809           Sole            -        Sole
Third Avenue Value Fund                 Equities      884116104      1,278    26,045           Sole            -        Sole
Vanguard Wellesley Income Fund          Equities      921938205        246     5,030           Sole            -        Sole
Vanguard Windsor II Fund                Equities      922018205        246    10,424           Sole            -        Sole
Weitz Value Portfolio                   Equities      94904p203        982    37,864           Sole            -        Sole
Janus Overseas Fund                     Equities      922018106        208     4,367           Sole            -        Sole
Oppenheimer Amt Free Munis              Equities      683977102        226    34,281           Sole            -        Sole
Oppenheimer Rochester Nat Muni          Equities      683940308        397    54,294           Sole            -        Sole